Financial Instruments and Related Risk Management - Summary of Natural Gas Derivatives Outstanding (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / MMBTU	Dec. 31, 2017 USD ($) $ / MMBTU
NYMEX swaps [member]
Disclosure Of Derivative Contract Outstanding [line items]
Notional	$ 22	$ 27
Average contract price | $ / MMBTU	4.26	4.89
Fair value of assets (liabilities)	$ (35)	$ (54)
NYMEX swaps [member] | Bottom of range [member]
Disclosure Of Derivative Contract Outstanding [line items]
Maturities	2019	2018
NYMEX swaps [member] | Top of range [member]
Disclosure Of Derivative Contract Outstanding [line items]
Maturities	2022	2022
AECO Swaps [member]
Disclosure Of Derivative Contract Outstanding [line items]
Notional	$ 26
Maturities	2019
Average contract price | $ / MMBTU	1.92
Fair value of assets (liabilities)	$ (25)